Capital, Share Premium, Reserves (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [Line items]
Number of shares outstanding, January 1 (Adjusted for share split in 2020)	22,097,609	14,879,000
February 21,2020 - Capital increase		2,100,000
September 7, 2020 - Exercise warrants		44,500
September 21, 2020 - IPO		4,335,000
September 21, 2020 - Convertible loan		65,359
September 29, 2020 - Exercise over-allotment warrants		650,250
October 28, 2020 - Exercise warrants		23,500
February 22, 2021 - Capital increase	10,000
June 23, 2021 - Capital increase	60,000
July 7, 2021 - IPO	2,835,000
July 9, 2021 - IPO	425,250
July 9, 2021 - Excercise warrants	10,000
September 10, 2021 - Exercise warrants	82,500
September 30, 2021 - Exercise warrants	27,000
October 11, 2021 - Exercise warrants	110,000
November 4, 2021 - Exercise warrants	90,000
November 25, 2021 - Exercise warrants	25,000
Number of shares outstanding, December 31	25,772,359	22,097,609
Common Share [Member]
Disclosure of classes of share capital [Line items]
Number of shares outstanding, January 1 (Adjusted for share split in 2020)	22,097,609	6,728,500
February 21,2020 - Conversion of preferred shares to common shares		8,150,500
February 21,2020 - Capital increase		2,100,000
September 7, 2020 - Exercise warrants		44,500
September 21, 2020 - IPO		4,335,000
September 21, 2020 - Convertible loan		65,359
September 29, 2020 - Exercise over-allotment warrants		650,250
October 28, 2020 - Exercise warrants		23,500
February 22, 2021 - Capital increase	10,000
June 23, 2021 - Capital increase	60,000
July 7, 2021 - IPO	2,835,000
July 9, 2021 - IPO	425,250
July 9, 2021 - Excercise warrants	10,000
September 10, 2021 - Exercise warrants	82,500
September 30, 2021 - Exercise warrants	27,000
October 11, 2021 - Exercise warrants	110,000
November 4, 2021 - Exercise warrants	90,000
November 25, 2021 - Exercise warrants	25,000
Number of shares outstanding, December 31	25,772,359	22,097,609
Preferred shares [Member]
Disclosure of classes of share capital [Line items]
Number of shares outstanding, January 1 (Adjusted for share split in 2020)		8,150,500
February 21,2020 - Conversion of preferred shares to common shares		(8,150,500)
Par value [Member]
Disclosure of classes of share capital [Line items]
Par value per share, January 1 (Adjusted for share split in 2020)	€ 0.17	€ 0.17
February 21, 2020 - Capital increase - par value		0.21
September 7, 2020 - Exercise warrants - par value		0.17
September 21, 2020 - IPO - par value		0.17
September 21, 2020 - Convertible loan - par value		0.17
September 29, 2020 - Exercise warrants - par value		0.17
October 28, 2020 - Exercise warrants - par value		0.17
February 22, 2021 - Capital increase - par value	0.17
June 23, 2021 - Capital increase - par value	0.17
July 7, 2021 - IPO - par value	0.17
July 9, 2021 - IPO - par value	0.17
July 9, 2021 - Exercise warrants - par value	0.17
September 10, 2021 - Exercise warrants - par value	0.17
September 30, 2021 - Exercise warrants - par value	0.17
October 11, 2021 - Exercise warrants - par value	0.17
November 4, 2021 - Exercise warrants - par value	0.17
November 25, 2021 - Exercise warrants - par value	0.17
Par value per share, December 31	€ 0.17	€ 0.17
Share capital [member]
Disclosure of classes of share capital [Line items]
Number of shares outstanding, December 31	4,427,000
Equity attributable to owners of parents, January 1 (Adjusted for share split in 2020)	€ 3,796	€ 2,481
February 21, 2020 - capital increase - value		436
September 7, 2020 - Exercise warrants - value		8
September 21, 2020 - IPO - value		745
September 21, 2020 - Convertible loan - value		11
September 29, 2020 - Exercise warrants - value		112
October 28, 2020 - Exercise warrants - value		4
February 22, 2021 - capital increase - value	2
June 23, 2021 - capital increase - value	10
July 7, 2021 - IPO - value	487
July 9, 2021 - IPO - value	73
July 9, 2021 - Excercise warrants - value	2
September 10, 2021 - Exercise warrants - value	14
September 30, 2021 - Exercise warrants - value	5
October 11, 2021 - Exercise warrants - value	19
November 4, 2021 - Exercise warrants - value	15
November 25, 2021 - Exercise warrants - value	4
Equity attributable to owners of parents, December 31	€ 4,427	3,796
Share premium.
Disclosure of classes of share capital [Line items]
Number of shares outstanding, December 31	242,198,000
Equity attributable to owners of parents, January 1 (Adjusted for share split in 2020)	€ 157,514	47,668
February 21, 2020 - capital increase - value		24,624
September 7, 2020 - Exercise warrants - value		222
September 21, 2020 - IPO - value		72,950
September 21, 2020 - Convertible loan - value		989
September 29, 2020 - Exercise warrants - value		10,943
October 28, 2020 - Exercise warrants - value		117
February 22, 2021 - capital increase - value	50
June 23, 2021 - capital increase - value	300
July 7, 2021 - IPO - value	71,355
July 9, 2021 - IPO - value	10,703
July 9, 2021 - Excercise warrants - value	118
September 10, 2021 - Exercise warrants - value	558
September 30, 2021 - Exercise warrants - value	135
October 11, 2021 - Exercise warrants - value	755
November 4, 2021 - Exercise warrants - value	585
November 25, 2021 - Exercise warrants - value	€ 125
Equity attributable to owners of parents, December 31		€ 157,514